Notes to consolidated statement of profit and loss and other comprehensive income - Research and development expenses (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Notes to consolidated statement of profit and loss and other comprehensive income
Personnel expenses	€ 26,519		€ 16,473	€ 9,844
External research and development expenses	48,859		27,893	17,562
Materials and consumables	1,464		1,562	1,180
Depreciation and amortisation	494		446	335
Other expenses	6,273		5,366	2,636
Research and development expenses	€ 83,609	$ 83,609	€ 51,740	€ 31,557